[redacted]

P 5/15/06

05077062

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
AUG 1 6 2005
1080

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

Form 13F File Number: 028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 1 1 2007
THOMSON FINANCIAL

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner	Baltimore, Maryland	08/15/05
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $518,391
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

	COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
										VOTING AUTHORITY		
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A1	Beverly Enterprises Inc	Common	087851309	1,810	142,088	SH		SOLE		SOLE		
A1	Gillette Company	Common	375766102	63,427	1,252,750	SH		SOLE		SOLE		
A3	Guidant Corp.	Common	401698105	155,638	2,312,600	SH		SOLE		SOLE		
A2	Insight Comm. Inc.	Common	45768V108	441	39,943	SH		SOLE		SOLE		
A1	Integrated Circuit Sys	Common	45811K208	24,844	1,203,691	SH		SOLE		SOLE		
A1	Johnson Outdoors	Common	479167108	2,030	112,784	SH		SOLE		SOLE		
A2	Macromedia Inc.	Common	556100105	28,989	758,467	SH		SOLE		SOLE		
A1	May Dept. Stores Co	Common	577778103	19,036	474,003	SH		SOLE		SOLE		
A2	MBNA Corporation	Common	55262L100	9,156	350,000	SH		SOLE		SOLE		
A2	Metals USA Inc.	Common	591324207	190	10,000	SH		SOLE		SOLE		
A1	Neiman Marcus Grp A	Common	640204202	20,964	216,300	SH		SOLE		SOLE		
A1	Nuance Comm Inc.	Common	669967101	3,982	884,895	SH		SOLE		SOLE		
A1	Party City	Common	702145103	3,669	305,756	SH		SOLE		SOLE		
A1	Premcor Inc.	Common	74045Q104	22,254	300,000	SH		SOLE		SOLE		
A1	Providian Finl Corp	Common	74406A102	17,831	1,011,400	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

	COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
										VOTING AUTHORITY		
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A1	Shopko Stores Inc.	Common	824911101	13,857	570,000	SH		SOLE		SOLE		
A1	Shopping.Com Ltd.	Common	M8405Q102	5,369	257,500	SH		SOLE		SOLE		
A1	Storage Technology	Common	862111200	1,814	50,000	SH		SOLE		SOLE		
A1	Vicuron Pharma Inc.	Common	926471103	22,479	805,682	SH		SOLE		SOLE		
A1	Ameritrade Holding	Common	03074K100	10,885	585,521	SH		SOLE		SOLE		
A1	Ameritrade Holding	Common	03074K100	3,722	200,000	SH	CALL	SOLE				NONE
A2	Apria Healthcare Grp	Common	037933108	5,383	155,400	SH		SOLE		SOLE		
A2	Apria Healthcare Grp	Common	037933108	3,464	100,000	SH	CALL	SOLE				NONE
A1	Archipelago Hldg Inc	Common	03957A104	9,730	250,000	SH		SOLE		SOLE		
A1	Cablevision Sys Corp	Common	12686C109	38,266	1,188,400	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

	COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
										VOTING AUTHORITY		
	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A1	InfoUSA Inc.	Common	456818301	5,177	442,500	SH		SOLE		SOLE		
A1	Lawson Software Inc	Common	520780107	590	114,575	SH		SOLE		SOLE		
A1	SBC Communications	Common	78387G103	23,394	985,000	SH	CALL	SOLE				NONE